American Century Capital Portfolios, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

[american century investments logo and text logo]

EQUITY INCOME FUND * EQUITY INDEX FUND * LARGE COMPANY VALUE FUND
MID CAP VALUE FUND * NT LARGE COMPANY VALUE FUND * NT MID CAP VALUE FUND
REAL ESTATE FUND * SMALL CAP VALUE FUND * VALUE FUND

Supplement dated November 17, 2008 * Statement of Additional Information dated August 1, 2008

AS OF SEPTEMBER 2, 2008, KEVIN TONEY BECAME A PORTFOLIO MANAGER FOR EQUITY
INCOME AND MICHAEL LISS BECAME A PORTFOLIO MANAGER FOR MID CAP VALUE, NT MID CAP
VALUE AND VALUE.

AS OF NOVEMBER 17, 2008, STEVEN BROWN BECAME A PORTFOLIO MANAGER FOR REAL
ESTATE.

THE FOLLOWING TABLE PROVIDES UPDATED ACCOUNTS MANAGED INFORMATION FOR MICHAEL
LISS, KEVIN TONEY AND STEVEN BROWN, AND SUPPLEMENTS THE DISCLOSURE ON PAGE 46 OF
THE SAI.

ACCOUNTS MANAGED (AS OF MARCH 31, 2008)
----------------------------------------------------------------------------------------
                               REGISTERED                               OTHER ACCOUNTS
                               INVESTMENT                               (E.G., SEPARATE
                               COMPANIES              OTHER POOLED      ACCOUNTS AND
                               (E.G., AMERICAN        INVESTMENT        CORPORATE
                               CENTURY                VEHICLES (E.G.,   ACCOUNTS,
                               INVESTMENTS FUNDS      COMMINGLED        INCLUDING
                               AND AMERICAN           TRUSTS AND 529    INCUBATION
                               CENTURY INVESTMENTS    EDUCATION         STRATEGIES AND
                               - SUBADVISED FUNDS)    SAVINGS PLANS)    CORPORATE MONEY)
----------------------------------------------------------------------------------------
Michael  Number of Accounts    9                      0                 1
Liss     -------------------------------------------------------------------------------
         Assets                $9,796,161,796(4)(5)   N/A               $105,386,741
----------------------------------------------------------------------------------------
Kevin    Number of Accounts    9                      0                 1
Toney    -------------------------------------------------------------------------------
         Assets                $9,796,161,796(4)(5)   N/A               $105,386,741
----------------------------------------------------------------------------------------
Steven   Number of Accounts    1                      0                 0
Brown    -------------------------------------------------------------------------------
         Assets                $745,422,853(6)(7)     N/A               N/A
----------------------------------------------------------------------------------------

(4)  INCLUDES $5,020,038,333 IN EQUITY INCOME, $316,394,566 IN MID CAP
     VALUE, $50,951,105 IN NT MID CAP VALUE AND $1,884,335,095 IN VALUE.

(5)  THE NUMBER OF ACCOUNTS AND ASSETS ARE PROVIDED AS OF AUGUST 27, 2008.

(6)  INCLUDES $745,422,853 IN REAL ESTATE.

(7)  THE NUMBER OF ACCOUNTS AND ASSETS ARE PROVIDED AS OF NOVEMBER 10, 2008.

IN ADDITION, THE ENTRIES FOR SCOTT MOORE ARE DELETED FROM THE ACCOUNTS MANAGED
AND OWNERSHIP OF SECURITIES TABLES ON PAGES 46 AND 49 OF THE SAI, RESPECTIVELY.

THE FOLLOWING REPLACES THE OWNERSHIP OF SECURITIES TABLE ON PAGE 49 OF THE SAI.

OWNERSHIP OF SECURITIES
--------------------------------------------------------------------------------
                                    AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Equity Income
         Phillip N. Davidson        G
--------------------------------------------------------------------------------
         Michael Liss               D(1)
--------------------------------------------------------------------------------
         Kevin Toney                E
--------------------------------------------------------------------------------
Large Company Value
         Charles A. Ritter          F
--------------------------------------------------------------------------------
         Brendan Healy              E
--------------------------------------------------------------------------------

OWNERSHIP OF SECURITIES
--------------------------------------------------------------------------------
                                   AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Mid Cap Value
       Phillip N. Davidson         C
--------------------------------------------------------------------------------
       Michael Liss                C
--------------------------------------------------------------------------------
       Kevin Toney                 E(1)
--------------------------------------------------------------------------------
NT Large Company Value
       Charles A. Ritter(2)        A
--------------------------------------------------------------------------------
       Brendan Healy(2)            A
--------------------------------------------------------------------------------
NT Mid Cap Value
       Phillip N. Davidson(2)      A
--------------------------------------------------------------------------------
       Michael Liss(2)             A
--------------------------------------------------------------------------------
       Kevin Toney(2)              A(1)
--------------------------------------------------------------------------------
Real Estate
       Steven Brown(3)             A
--------------------------------------------------------------------------------
Small Cap Value
       Benjamin Z. Giele           E
--------------------------------------------------------------------------------
       James Pitman                C
--------------------------------------------------------------------------------
Value
       Phillip N. Davidson         C
--------------------------------------------------------------------------------
       Michael Liss                E
--------------------------------------------------------------------------------
       Kevin Toney                 E(1)
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  INFORMATION PROVIDED AS OF AUGUST 27, 2008.

(2)  THIS PORTFOLIO MANAGER SERVES ON AN INVESTMENT TEAM THAT OVERSEES A
     NUMBER OF FUNDS IN THE SAME BROAD INVESTMENT CATEGORY AND IS NOT EXPECTED
     TO INVEST IN EACH SUCH FUND.

(3)  INFORMATION IS PROVIDED AS OF NOVEMBER 10, 2008.

THE FOLLOWING SECTIONS ARE DELETED: TRANSACTIONS WITH SUBADVISOR AFFILIATES AND
REAL ESTATE FUND ON PAGES 18-20 AND 51-53, RESPECTIVELY.

THE FOLLOWING REPLACES THE REAL ESTATE FUND SECTION ON PAGE 45:

Real Estate Fund

During the period from January 1, 2000 to November 14, 2008, J.P. Morgan
Investment Management, Inc. (JPMIM) served as Real Estates subadvisor.

For the fiscal years ended March 31, 2008, 2007 and 2006 the manager paid JPMIM subadvisory fees as listed in the following table:

JPMIM SUBADVISORY FEES
--------------------------------------------------------------------------------
2008                                                                  $6,558,590
--------------------------------------------------------------------------------
2007                                                                  $8,000,991
--------------------------------------------------------------------------------
2006                                                                  $4,799,550
--------------------------------------------------------------------------------

THE FOLLOWING REPLACES THE FOURTH PARAGRAPH UNDER BROKERAGE ALLOCATION ON PAGE
55 OF THE SAI.

FOR EQUITY INDEX, THE ADVISOR HAS DELEGATED RESPONSIBILITY FOR SELECTING BROKERS
TO EXECUTE PORTFOLIO TRANSACTIONS TO THE SUBADVISOR UNDER THE TERMS OF THE
SUBADVISORY AGREEMENT.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-63587 0811